Disaggregated Revenues - Schedule of Disaggregated Revenues (Details) - Product Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customized software solutions [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 1,119,210	$ 1,813,678	$ 841,511
Percentage	48.50%	72.80%	50.30%
Revenue Benchmark [Member] | White label software [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 748,770	$ 382,527	$ 766,211
Percentage	32.40%	15.40%	45.90%
Revenue Benchmark [Member] | Subscription services [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 441,238	$ 293,790	$ 63,395
Percentage	19.10%	11.80%	3.80%
Revenue Benchmark [Member] | Major Revenue [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 2,309,218	$ 2,489,995	$ 1,671,117
Percentage	100.00%	100.00%	100.00%
Cost of Goods and Service Benchmark [Member] | Customized software solutions [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	16.90%	33.80%	34.80%
Cost of revenue	$ 117,252	$ 185,087	$ 122,759
Cost of Goods and Service Benchmark [Member] | White label software [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	52.30%	37.40%	60.20%
Cost of revenue	$ 361,619	$ 205,055	$ 212,611
Cost of Goods and Service Benchmark [Member] | Subscription services [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	30.80%	28.80%	5.00%
Cost of revenue	$ 213,113	$ 157,488	$ 17,592
Cost of Goods and Service Benchmark [Member] | Major Cost of Revenue [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%	100.00%
Cost of revenue	$ 691,984	$ 547,630	$ 352,962
Cost of Goods and Service Benchmark [Member] | Staff costs and employee benefits [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	33.30%	44.30%	62.80%
Cost of revenue	$ 230,193	$ 242,621	$ 221,600
Cost of Goods and Service Benchmark [Member] | Amortization of intangible assets [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	37.50%	26.70%	16.10%
Cost of revenue	$ 259,998	$ 146,401	$ 56,887
Cost of Goods and Service Benchmark [Member] | Subcontracting costs [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	25.90%	24.70%	14.80%
Cost of revenue	$ 179,495	$ 135,424	$ 52,294
Cost of Goods and Service Benchmark [Member] | Rental of server [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	1.60%	2.20%	3.20%
Cost of revenue	$ 10,734	$ 11,699	$ 11,153
Cost of Goods and Service Benchmark [Member] | Depreciation [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	1.70%	2.10%	3.10%
Cost of revenue	$ 11,564	$ 11,485	$ 11,028
Cost of Goods and Service Benchmark [Member] | Disaggregated Cost of Revenues by Nature [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%	100.00%
Cost of revenue	$ 691,984	$ 547,630	$ 352,962